Other operating income	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other operating income

Note  26.   Other operating income

The other operating income relates to:

-	a liability written off after expiry of the statute of limitation (USD 8,420) and

-	the reversal of the amount left under a provision for tax risks in relation to fiscal year 2016 (USD 39,902). The tax audit of that period is complete and it is no longer probable that a liability has been incurred.